Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 7,149,985	$ 6,135,166
Restricted cash	47,191	35,964
Other receivables	174,187	137,348
Prepaids	258,092	251,796
Total current assets	7,629,455	6,560,274
Non-current assets
Equipment	8,690	11,096
Investment in Psyence Labs Ltd	5,172,000	745,000
TOTAL ASSETS	12,810,145	7,316,370
Current liabilities
Accounts payable and accrued liabilities	644,700	394,270
Derivative warrant liabilities	298,368	200,096
TOTAL LIABILITIES	943,068	594,366
SHAREHOLDERS EQUITY
Share Capital	68,884,610	61,752,305
Accumulated Deficit	(58,439,936)	(56,447,204)
Warrant Reserve	1,065,705	1,065,705
Options Reserve	9,445
Reserves	347,253	351,198
TOTAL SHAREHOLDERS EQUITY	11,867,077	6,722,004
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 12,810,145	$ 7,316,370